Average Annual Total Returns{- Fidelity® Mid Cap Value Fund} - 01.31 Fidelity Mid Cap Value Fund - AMCIZ PRO-14 - Fidelity® Mid Cap Value Fund	Fidelity Mid Cap Value Fund-Class A Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Class A Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund-Class A Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Mid Cap Value Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Mid Cap Value Fund-Class M Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Class M Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund-Class M Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Class C Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Class C Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund-Class C Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund - Class I Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund - Class I Return Before Taxes Past 5 years	Fidelity Mid Cap Value Fund - Class I Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Class Z Return Before Taxes Past 1 year	Fidelity Mid Cap Value Fund-Class Z Return Before Taxes Past 10 years	Fidelity Mid Cap Value Fund-Class Z Return Before Taxes Since Inception		Fidelity Mid Cap Value Fund-Class Z Return Before Taxes Inception Date	RS013 Past 1 year	RS013 Past 5 years	RS013 Past 10 years
Total	25.91%	8.07%	11.64%	25.58%	6.82%	10.24%	15.57%	6.08%	9.16%	28.53%	8.29%	11.59%	31.55%	8.54%	11.63%	33.95%	9.67%	12.62%	34.10%		9.61%	[1]	Feb. 01, 2017	28.34%	11.22%	13.44%

[1]	(a)Since inception February 1, 2017.